SUBSEQUENT EVENT NOTE (Narrative) (Details) - shares	1 Months Ended			2 Months Ended	3 Months Ended
	Mar. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Feb. 28, 2022	Mar. 16, 2021
Subsequent Event [Line Items]
Treasury shares cancelled			5,200
2021 repurchase plan [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares authorised to repurchase					4,000,000
Subsequent event [Member]
Subsequent Event [Line Items]
Treasury shares cancelled		17,600
Stock repurchased and retired				84,000
Subsequent event [Member] | 2022 repurchase plan [Member]
Subsequent Event [Line Items]
Stock repurchased during period	25,000
Subsequent event [Member] | 2021 repurchase plan [Member]
Subsequent Event [Line Items]
Stock repurchased during period	27,200